Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Operating Income
General, Administrative and Other Expenses	$ 3,570	$ 3,482	$ 3,180	$ 3,234	$ 3,036	$ 3,300	$ 3,473	$ 3,294
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	578	569	965	832	1,060	1,061	920	904	2,944	3,945
Income Tax Benefits	123	118	234	71	260	260	168	166	546	854
Net Income	455	451	731	761	800	801	752	738	2,398	3,091
Comprehensive Income									2,231	2,878
Parent Company
Operating Income
Dividends from subsidiary									3,511	4,448
Interest and dividend income from securities and federal funds									19	0
Total operating income									3,530	4,448
General, Administrative and Other Expenses									2,027	1,959
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,503	2,489
Income Tax Benefits									614	572
Income Before Equity in Undistributed Income of Subsidiary									2,117	3,061
Equity in Undistributed Income of Subsidiary									281	30
Net Income									2,398	3,091
Comprehensive Income									$ 2,231	$ 2,878